Summary of Significant Accounting Policies: Derivative Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Derivative Financial Instruments

Derivative Financial Instruments

The Company issues single premium deferred annuity contracts that contain embedded derivatives.  Derivatives embedded within non-derivative host contracts are separated from the host instrument when the embedded derivative is not clearly and closely related to the host instrument.  Such embedded derivatives are recorded at fair value, and they are reported as part of assets on deposit and policyholder account balances in the balance sheets, with the change in the value being recorded in net realized investment gains.  See Note 3, Investments-Embedded Derivatives for additional information.

Changes in the fair value of the embedded derivative in assets on deposit offset changes in the fair value of the embedded derivative in policyholder account balances; both of these changes are included in net realized investment gains. Accretion of the interest on assets on deposit offsets accretion of the interest on the host contract; both of these amounts are included in interest credited on policyholder account balances.